CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended		28 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (10,929,082)	$ (8,965,800)	$ (14,103,388)	$ (49,104,211)	$ (74,997,737)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	733,920	729,771	969,311	992,648	2,287,887
Bad debts			0	13,333	513,333
Bad debts in connection with discontinued operations			0	27,550	65,300
Amortization of debt discounts and deferred financing cost			0	8,100,450	12,049,972
Amortization of prepaid expense in connection with the issuance of common stock issued for prepaid services			0	0	116,669
Loss from extinguishment of debts			0	4,769,776	4,769,776
Change in fair value of derivative liability			0	1,454,889	(5,447,917)
Interest expense in connection with the note modification			0	3,022,186	3,022,186
Interest expense in connection with the conversion of notes payable			0	0	230,192
Interest expense in connection with the cancellation of debt and assignment of shares agreement			0	61,500	61,500
Gain from disposal of discontinued operations			0	0	(1,134,448)
Loss from disposal of assets			0	18,729	192,759
Non-controlling interest			0	1,164	172,348
Realized gain - available for sale securities	0	(1,656,333)	(1,656,333)	(1,490,600)	(3,146,933)
Realized gain - trading securities			0	(19,702)	(19,702)
Gain from sale of subsidiary			0	(500,000)	(500,000)
Share of loss of equity method investee			0	83,333	83,333
Common stock issued and included in settlement expense			0	4,883,196	9,644,696
Stock-based compensation	2,000,663	3,834,352	5,190,797	18,824,469	27,337,233
Gain from sale of uranium assets pursuant to an option agreement			0	(930,000)	(930,000)
Changes in operating assets and liabilities:
Restricted cash - current portion			(2,250,000)	0	(929,183)
Other receivables	10,112	77,364	60,088	22,544	69,299
Prepaid expenses - current portion and other current assets	234,792	143,346	(79,441)	(110,591)	1,679,290
Assets of discontinued operations - current portion			0	0	141,378
Prepaid expenses - long-term portion			0	37,759	41,912
Restricted cash - long-term portion			0	0	500,000
Reclamation bond deposit			4,620,533	(95,788)	4,524,745
Assets of discontinued operations - long term portion			0	0	40,556
Accounts payable and accrued expenses	34,608	(172,319)	5,669	15,681	384,296
Liabilities of discontinued operation			0	(21,622)	28,730
NET CASH USED IN OPERATING ACTIVITIES	(7,914,987)	(6,009,619)	(7,242,764)	(9,943,307)	(19,148,530)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of mining rights			0	(2,576,400)	(2,576,400)
Payments received on notes receivable			0	1,430,000	1,430,000
Increase in reclamation bond deposits			0	0	(1,715,629)
Net proceeds received from the sale of marketable securities	0	1,656,333	1,656,333	1,610,302	3,266,635
Proceeds from disposal of assets			0	74,074	207,505
Purchase of property and equipment	(105,173)	(23,898)	(33,175)	(336,485)	(435,908)
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	(105,173)	1,632,435	1,623,158	201,491	176,203
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock, net of issuance costs	10,919,639	0	0	9,432,450	12,609,866
Proceeds from sale of preferred stock, net of issuance costs	0	10,227,079	10,227,079	1,000,000	14,511,475
Proceeds from note payable			0	500,000	500,000
Proceeds from convertible promissory notes			0	0	1,715,604
Purchase of treasury stock	(181,421)	0	(44,455)	0	(44,455)
Payments on notes payable	(16,847)	(17,277)	(23,036)	(1,549,370)	(3,439,128)
Advances to former parent company			0	0	48,745
Distribution to former parent company	0	(15,066)	(15,066)	(93,640)	(108,706)
NET CASH PROVIDED BY FINANCING ACTIVITIES	10,721,371	10,194,736	10,144,522	9,289,440	25,793,401
EFFECT OF EXCHANGE RATE ON CASH			0	0	1,649
NET INCREASE IN CASH AND CASH EQUIVALENTS	2,701,211	5,817,552	4,524,916	(452,376)	6,822,723
CASH AND CASH EQUIVALENTS- beginning of period	7,743,107	3,218,191	3,218,191	3,670,567	920,384
CASH AND CASH EQUIVALENTS- end of period	10,444,318	9,035,743	7,743,107	3,218,191	7,743,107
Cash paid for:
Interest	3,188	4,050	4,968	197,633	535,092
Income taxes	0	0	0	0	0
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of common stock for payment of notes payable and accrued interest			0	8,315,258	9,323,005
Issuance of common stock in connection with the conversion of a promissory note into a current private placement			0	0	611,750
Issuance of preferred stock in connection with the conversion of a promissory note and accrued interest into a current private placement	0	645,480	645,480	0	0
Issuance of additional notes payable upon assignment of debt			0	294,285	294,285
Increase in property and equipment as a result of recognition of asset retirement obligation	813,983	0
Beneficial conversion feature and debt discount in connection with the issuance of convertible promissory notes			0	168,163	1,883,767
Preferred stock deemed dividend			4,101,659	2,702,777	10,088,832
Issuance of common stock for payment of Continental’s accrued legal fees			0	170,614	170,614
Issuance of common stock for payment of accrued dividend			0	3,601	3,601
Reclassification of derivative liability to equity			0	7,750,289	7,750,289
Issuance of a note receivable upon sale of subsidiary			0	500,000	500,000
Issuance of a note receivable in connection with sale of uranium assets pursuant to an option agreement			0	930,000	930,000
Common Stock Warrants Issued Acquisition Mining Rights			0	5,709,441	5,709,441
Distribution to former parent company			0	517,949	517,949
Cancellation of debt in connection with the assignment of shares			0	42,000	42,000
Issuance of a note payable for purchase of mining equipment			0	92,145	92,145
Notes Reduction1			$ 0	$ 33,500	$ 33,500